Cover	Mar. 17, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Mar. 17, 2021
Entity File Number	001-40234
Entity Registrant Name	PURECYCLE TECHNOLOGIES, INC.
Entity Central Index Key	0001830033
Entity Tax Identification Number	86-2293091
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5950 Hazeltine National Drive
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32822
City Area Code	877
Local Phone Number	648-3565
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCT
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock, $0.001 par value per share, at an exercise price of $11.50 per share
Trading Symbol	PCTTW
Security Exchange Name	NASDAQ
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock, $0.001 par value per share, and three quarters of one warrant
Trading Symbol	PCTTU
Security Exchange Name	NASDAQ